                                  FORM N-23C-3

                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3

1. Investment Company Act File Number 811-5845
   Date of Notification: March 24, 2005

2. Exact name of investment company as specified in registration statement:

     VAN KAMPEN SENIOR LOAN FUND

3. Address of principal executive office:

     1221 Avenue of the Americas

     New York, New York 10020

A. [X] The notification pertains to a periodic repurchase offer under paragraph
       (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph
       (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph
       (c) of Rule 23c-3.

                                         By:     /s/ STEFANIE CHANG YU
                                           -------------------------------------
                                           Stefanie Chang Yu
                                           Vice President and Secretary

                                                                  March 24, 2005

To Van Kampen Senior Loan Fund Shareholders:

     As part of recent modifications of the Van Kampen Senior Loan Fund, the Fund will now make regular offers to repurchase its shares in order to provide liquidity to shareholders. The repurchase offers are an opportunity for you to sell shares on a periodic basis. Prior to each repurchase offer period, the Fund will now send notification to all Van Kampen Senior Loan Fund shareholders.

IF YOU ARE NOT INTERESTED IN SELLING OR EXCHANGING YOUR FUND SHARES AT THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE.

     If you intend to sell or exchange your shares during this repurchase offer period, please read the enclosed documents. You should also consider the following:

          - Determine if your account is held with your financial advisor or directly with Van Kampen. If you are unsure if your account is held directly with Van Kampen or with your financial advisor, please review your most recent account statement. If your statement is from your financial advisor, you must contact your financial advisor for assistance. If your statement is from Van Kampen, you may either contact your financial advisor or you can contact Van Kampen.

          - IF YOUR ACCOUNT IS HELD WITH YOUR FINANCIAL ADVISOR, THERE MAY BE DIFFERENT REQUIREMENTS FOR MAKING A REPURCHASE REQUEST DURING THE REPURCHASE OFFER. PLEASE CONTACT YOUR FINANCIAL ADVISOR BEFORE COMPLETING THESE DOCUMENTS.

          - If you wish to sell shares held in a Van Kampen sponsored retirement plan account with State Street Bank and Trust Company serving as custodian, you must complete and submit the appropriate Van Kampen retirement account distribution form in addition to the enclosed Letter of Transmittal to execute your request. To obtain a distribution form, please contact our Client Relations Department immediately at 1-800-847-2424 or you may download forms at www.vankampen.com.

     The enclosed documents apply only to the current repurchase offer period, and new documents will be mailed to you in connection with subsequent offers.

     Please refer to the Fund's Prospectus and the enclosed Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice, Repurchase Offer Terms and Letter of Transmittal if you have any questions.

                                        Very truly yours,

                                        VAN KAMPEN SENIOR LOAN FUND

                                                                62 SLT00007-3/05

                                                                  March 24, 2005

                          VAN KAMPEN SENIOR LOAN FUND
                      SHAREHOLDER REPURCHASE OFFER NOTICE

     This notice is to inform you of the dates for your Fund's next quarterly repurchase offer. IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE.

     This is a legally required notification of the scheduled quarterly repurchase offer. The Fund will contact you again next quarter to remind you of the next repurchase offer period, unless the Securities and Exchange Commission permits us to conduct monthly repurchase offers prior to then, in which case we will contact you at the commencement of the first monthly repurchase offer.

     We extend this quarterly repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund's scheduled quarterly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. NOTE THAT EARLY WITHDRAWAL OF SHARES FROM THE FUND MAY RESULT IN A SALES CHARGE OR MAY BE A TAXABLE EVENT; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

     This quarter's repurchase offer period begins on March 24, 2005. Please note, this quarter's repurchase offer ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern time, but may close earlier on certain days) on April 15, 2005. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. On March 18, 2005, the net asset values per share of the Fund's Class A, Class B, Class C, Class IB and Class IC shares were $9.14, $9.14, $9.14, $9.14 and $9.14, respectively.

     If you wish to sell your shares for cash or exchange your shares for shares of other participating funds during this repurchase offer period, you can do so in one of three ways as follows:

          1. IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, OR FOR YOUR RETIREMENT PLAN BY YOUR RETIREMENT PLAN TRUSTEE OR OTHERWISE BY A NOMINEE, YOU WILL NEED TO ASK YOUR BROKER-DEALER OR RETIREMENT PLAN TRUSTEE OR NOMINEE TO SUBMIT THE REPURCHASE REQUEST FOR YOU.

          2. IF YOUR SHARES ARE HELD IN YOUR OWN NAME, COMPLETE THE ENCLOSED LETTER OF TRANSMITTAL AND INSURE THAT IT IS RECEIVED IN GOOD ORDER BY VAN KAMPEN INVESTOR SERVICES INC., THE FUND'S DEPOSITARY, PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN TIME, BUT MAY CLOSE EARLIER ON CERTAIN DAYS) ON APRIL 15, 2005. PLEASE CONTACT YOUR FINANCIAL ADVISOR TO DISCUSS WHETHER THE SHARES ARE HELD IN YOUR NAME OR IN THE FINANCIAL ADVISOR'S NAME.

          3. IF YOUR SHARES ARE HELD IN A VAN KAMPEN SPONSORED RETIREMENT PLAN ACCOUNT WITH STATE STREET BANK AND TRUST COMPANY SERVING AS CUSTODIAN, PLEASE BE AWARE THAT VAN KAMPEN REQUIRES A COMPLETED DISTRIBUTION FORM FOR YOUR SPECIFIC RETIREMENT ACCOUNT TYPE, IN ADDITION TO THE ENCLOSED LETTER OF TRANSMITTAL IN ORDER TO PROCESS YOUR REQUEST. To obtain a distribution form, please contact our Client Relations Department immediately at 1-800-847-2424, or you may download forms at www.vankampen.com.

     IF YOU ARE UNSURE WHICH OF THE ABOVE SITUATIONS APPLIES TO YOU, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

     ALL DOCUMENTATION RELATING TO REPURCHASE REQUESTS MUST BE RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN TIME, BUT MAY CLOSE EARLIER ON CERTAIN DAYS) ON APRIL 15, 2005.

     Please refer to the Fund's Prospectus and the enclosed Repurchase Offer Terms and Letter of Transmittal if you have any questions, or you can also call us at 1-800-847-2424 or your financial advisor. The enclosed documents apply only to the current repurchase offer period, and new documents will be mailed to you in connection with subsequent offers.

     No person has been authorized to make any recommendation, to give you any information or to make any representations to you in connection with this repurchase offer (other than those contained herein, in the Repurchase Offer Terms, in the Letter of Transmittal, in the letter outlining the repurchase procedure or in the Fund's Prospectus) and, if given or made, such information must not be relied upon as having been authorized by the Fund, its investment adviser, its principal underwriter or its transfer agent.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com
Van Kampen Funds Inc.
Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.                                  (VAN KAMPEN INVESTMENTS LOGO)
                                                                62SLT004(a)-3/05

                             REPURCHASE OFFER TERMS

     1. THE OFFER. Van Kampen Senior Loan Fund (the "Fund") is offering to repurchase for cash up to fifteen percent (15%) of the aggregate of its issued and outstanding Class A, Class B, Class C, Class IB and Class IC shares of beneficial interest ("Shares") on the repurchase request deadline (described below) at a price equal to the respective net asset value ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the repurchase pricing date (described below), less any applicable early withdrawal charge (described below), upon the terms and conditions set forth in this Repurchase Offer Terms, the Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice (the "Repurchase Offer Notice"), the Fund's Prospectus, and the related Letter of Transmittal. Together those documents constitute the "Offer". The purpose of the Offer is to provide liquidity to shareholders of the Fund. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

     2. NET ASSET VALUE. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different.) The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call the Fund at 1-800-847-2424, for current NAV information.

     3. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by the Fund's transfer agent, Van Kampen Investor Services Inc., on or before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on April 15, 2005, unless extended (the "repurchase request deadline").

     4. REPURCHASE PRICING DATE. The Net Asset Values per share of the Fund's Class A, Class B, Class C, Class IB and IC Shares for the repurchase must be determined no later than 14 days after the repurchase request deadline (or the next business day if the 14th day is not a business day); however, the Fund intends to determine NAV on the repurchase request deadline, if doing so is not likely to result in significant dilution of the price of the Shares, or as soon as such determination can be made thereafter (the "repurchase pricing date"). If the Fund chooses a repurchase pricing date later than the repurchase request deadline, there is a risk that the Fund's Net Asset Values per share may fluctuate between those dates.

     5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the repurchase pricing date.

     6. EARLY WITHDRAWAL CHARGE. The Fund does not currently charge a special handling or processing fee for repurchases. Your financial adviser or broker may charge a transaction fee in connection with submitting a repurchase request. An early withdrawal charge of up to 3% may be imposed on those Class B Shares accepted for repurchase that have been held for less than 5 years. An early withdrawal charge of up to 1% may be imposed on those Class C Shares accepted for repurchase that have been held for less than 1 year. Also, an early withdrawal charge of up to 1% may be imposed on certain Class A Shares accepted for repurchase that have been held for less than 18 months and that were not subject to a front-end sales load at the time of purchase. Please check your holdings and the Fund's Prospectus.

     7. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

     8. WITHDRAWAL OF SHARES TO BE REPURCHASED. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request.

With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Fund's depositary, Van Kampen Investor Services Inc., at the address noted in the Letter of Transmittal, a written, telegraphic, telex or facsimile transmission notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares, the number of Shares to be withdrawn or the modified number of Shares to be tendered and, if certificates representing such Shares have been delivered or otherwise identified to the depositary, the name of the registered holder(s) of such Shares. If certificates have been delivered to the depositary, then, prior to the release of such certificates, you must also submit the certificate numbers shown on the particular certificates evidencing such Shares, and the signature on the notice of withdrawal or notice of modification must be guaranteed. (See Instruction 4(f) to the Letter of Transmittal for further instructions regarding acceptable guarantees of signatures.) Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline.

     9. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

          (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

          (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

          (C) if the Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or

          (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     If the Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund's Shares of the suspension or postponement. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

     NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER. NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN, IN THE REPURCHASE OFFER NOTICE, IN THE LETTER OF TRANSMITTAL, IN THE LETTER OUTLINING THE REPURCHASE PROCEDURE OR IN THE FUND'S PROSPECTUS.

     FOR A COPY OF THE FUND'S PROSPECTUS OR OTHER INFORMATION, VISIT WWW.VANKAMPEN.COM, CALL THE FUND AT 1-800-847-2424, OR CONTACT YOUR FINANCIAL ADVISER.

Dated: March 24, 2005
                                                                62SLT004(b)-3/05

 -------------------------------------------------------------------------------
(tear along dotted line)

                             LETTER OF TRANSMITTAL
                                REGARDING SHARES
                                       OF

                          VAN KAMPEN SENIOR LOAN FUND
  TENDERED PURSUANT TO THE VAN KAMPEN SENIOR LOAN FUND SHAREHOLDER REPURCHASE
                                OFFER NOTICE AND
                             REPURCHASE OFFER TERMS
                              DATED MARCH 24, 2005

THE REPURCHASE OFFER (THE "OFFER") AND WITHDRAWAL RIGHTS EXPIRE AT THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN TIME, BUT MAY CLOSE EARLIER ON CERTAIN DAYS) ON APRIL 15, 2005 (UNLESS EXTENDED)
           IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISOR,
                PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY.

     Ladies and Gentlemen:

     The undersigned hereby tenders to the Van Kampen Senior Loan Fund (formerly known as Van Kampen Prime Rate Income Trust), a non-diversified, closed-end management investment company organized as a Massachusetts business trust (the "Fund"), the common shares of beneficial interest, par value $0.01 per share, which are offered in five classes of shares designated as Class A Shares, Class B Shares, Class C Shares, Class IB Shares and Class IC Shares (collectively, the "Shares"), of the Fund described below in Box No. 1, at a price (the "Purchase Price") equal to the respective net asset value per class of Shares ("NAV") determined as of the repurchase pricing date (as described in the Repurchase Offer Terms), upon the terms and conditions set forth in the Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice and the Repurchase Offer Terms, each dated March 24, 2005, receipt of which is hereby acknowledged, and in this Letter of Transmittal and the Instructions hereto (which together constitute the "Offer"). An early withdrawal charge (as described in the Repurchase Offer Terms) will be imposed on most Class B Shares and Class C Shares accepted for payment which have been held for less than five years and one year, respectively and upon certain Class A Shares which have been held for less than 18 months and which were not subject to a front-end sales load at the time of purchase.

     Subject to and effective upon acceptance for payment of the Shares tendered hereby in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of the Fund all right, title and interest in and to all Shares tendered hereby that are purchased pursuant to the Offer and hereby irrevocably constitutes and appoints Van Kampen Investor Services Inc. (the "Depositary") as attorney-in-fact of the undersigned with respect to such Shares, with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to: (a) deliver certificates for such Shares or transfer ownership of such Shares on the Fund's books, together in either such case with all accompanying evidences of transfer and authenticity, to or upon the order of the Fund, upon receipt by the Depositary, as the undersigned's agent, of the respective NAV per class of Shares with respect to such Shares; (b) present certificates for such Shares, if any, for cancellation and transfer on the Fund's books; (c) deduct from the Purchase Price deposited with the Depositary any applicable early withdrawal charge and remit such charge to Van Kampen Funds Inc.; and (d) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares, subject to the next paragraph, all in accordance with the terms of the Offer.

     The undersigned hereby represents and warrants that: (a) the undersigned has a "net long position" in the Shares tendered hereby within the meaning of Rule 14e-4 promulgated under the Securities Act of 1934, as amended, and has full power and authority to validly tender, sell, assign and transfer the Shares tendered hereby; (b) when and to the extent the Fund accepts the Shares for purchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the undersigned will execute and deliver any additional documents the Depositary or the Fund deems necessary or desirable to complete the assignment, transfer and purchase of the Shares tendered hereby; and (d) the undersigned has read and agrees to all of the terms of this Offer.

     The names and addresses of the registered owners should be printed, if they are not already printed, in Box 1 as they appear on the registration of the Shares. The tendering shareholder must select the "Cash" option to have the cash proceeds from the tendered Shares paid in cash or select the "Exchange" option to have the Depositary invest the cash proceeds of the Offer in shares of the same class, in the case of Class A Shares, Class B Shares or Class C Shares of the Fund, or invest the cash proceeds of the Offer in Class A Shares, in the case of Class IB Shares and Class IC Shares of the Fund, in each case of certain investment companies advised by Van Kampen Asset Management and distributed by Van Kampen Funds Inc., subject to certain limitations. The tendering shareholder must further indicate one of several options, either (A) to specify all Shares be tendered, (B) a specified number of Shares be tendered or (C) that number of Shares tendered necessary to obtain a specific dollar amount. If the Shares tendered hereby are in certificate form, the certificates representing such Shares must be returned together with this Letter of Transmittal.

     The undersigned recognizes that under certain circumstances set forth in the Offer, the Fund may terminate or amend the Offer or may not be required to purchase any of the Shares tendered hereby. In any such event, the undersigned understands that certificate(s) for any Shares not purchased, if any, will be returned to the undersigned at the address indicated below in Box No. 1 unless otherwise indicated under the Special Payment and Delivery Instructions in Box No. 2.

     The undersigned understands that acceptance of Shares by the Fund for payment will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer.

     The check for the Purchase Price of the tendered Shares purchased, minus any applicable early withdrawal charge, will be issued to the order of the undersigned and mailed to the address indicated below in Box No. 1, unless otherwise indicated in Box No. 2. Shareholders tendering Shares remain entitled to receive dividends declared on such shares up to the settlement date of the Offer. The Fund will not pay interest on the Purchase Price under any circumstances.

     All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Offer, this tender is irrevocable.

     THIS LETTER OF TRANSMITTAL IS TO BE USED ONLY IF THE SHARES TO BE TENDERED ARE REGISTERED IN THE SHAREHOLDER'S NAME AND THE NECESSARY DOCUMENTS WILL BE TRANSMITTED TO THE DEPOSITARY BY THE SHAREHOLDER OR HIS BROKER, DEALER OR OTHER SELLING GROUP MEMBER. DO NOT USE THIS FORM IF A BROKER, DEALER OR OTHER SELLING GROUP MEMBER IS THE REGISTERED OWNER OF THE SHARES AND IS EFFECTING THE TRANSACTION FOR THE SHAREHOLDER.

  DELIVERY TO AN ADDRESS OTHER THAN THAT SHOWN BELOW DOES NOT CONSTITUTE VALID
                                   DELIVERY.

                 IF SHARES ARE HELD IN YOUR OWN NAME, SEND TO:
                 VAN KAMPEN INVESTOR SERVICES INC., Depositary

                 By Regular Mail:                               By Certified, Registered,
        Van Kampen Investor Services Inc.                       Overnight Mail or Courier:
                   P.O. Box 947                             Van Kampen Investor Services Inc.
            Jersey City, NJ 07303-0947                         Harborside Financial Center
                 Attn: Van Kampen                                  Plaza Two, 2nd Floor
             Senior Loan Fund Tender                            Jersey City, NJ 07311-3977
                                                                     Attn: Van Kampen
                                                                 Senior Loan Fund Tender

                        FOR ADDITIONAL INFORMATION CALL:
                                (800) 847-2424.
           IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISOR,
                PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY.
                                                               62 SLT004(a)-3/05

 -------------------------------------------------------------------------------
(tear along dotted line)

                          VAN KAMPEN SENIOR LOAN FUND

     THIS LETTER OF TRANSMITTAL IS TO BE USED ONLY IF THE SHARES TO BE TENDERED ARE REGISTERED IN THE SHAREHOLDER'S NAME AND THE NECESSARY DOCUMENTS WILL BE TRANSMITTED TO THE DEPOSITARY BY THE SHAREHOLDER OR HIS BROKER, DEALER OR OTHER SELLING GROUP MEMBER. DO NOT USE THIS FORM IF A BROKER, DEALER OR OTHER SELLING GROUP MEMBER IS THE REGISTERED OWNER OF THE SHARES AND IS EFFECTING THE TRANSACTION FOR THE SHAREHOLDER.

     IF THE SHARES TENDERED HEREBY ARE IN CERTIFICATE FORM, THE CERTIFICATES REPRESENTING SUCH SHARES MUST BE RETURNED TOGETHER WITH THIS LETTER OF TRANSMITTAL. PLEASE NOTE THAT WE SUGGEST THAT SUCH CERTIFICATES BE RETURNED VIA CERTIFIED OR REGISTERED MAIL.

     TO ENSURE PROCESSING OF YOUR REQUEST, THIS LETTER OF TRANSMITTAL OR A MANUALLY SIGNED FACSIMILE OF IT (TOGETHER WITH ANY CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS) MUST BE RECEIVED BY THE DEPOSITARY ON OR BEFORE THE REPURCHASE REQUEST DEADLINE (APRIL 15, 2005, UNLESS EXTENDED).

--------------------------------------------------------------------------------

                                  BOX NO. 1: SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------------------------------
       Name and Address of Registered Owner                       Shareholder Information
-------------------------------------------------------------------------------------------------------

                                                       PLEASE PROVIDE: Social Security/Tax
                                                       Identification No. -----------------------------
                                                                        Confirm No. -------------------
                                                                                      (if applicable)
                                                       ACCOUNT NO.:
---------------------------------------------------

             CHOOSE BETWEEN CASH OR EXCHANGE, THEN SELECT AN OPTION

 1. CASH: I understand that an early withdrawal charge will be imposed on most Class B Shares and Class C Shares accepted for payment that have been held for less than five years and one year, respectively, and upon certain Class A Shares which have been held for less than 18 months and which were not subject to a front-end sales load at the time of purchase, and that such charge, if any, will be deducted from the proceeds from the tender of such Shares.
 OPTION A: ____ (ALL) I hereby tender ALL of my Shares of the Fund.
 OPTION B: ____ (SHARES) I hereby tender ____________ Shares of the Fund. OPTION C: ____ (DOLLARS) I hereby tender that number of Shares of the Fund necessary to receive $____________ from the Fund after the early withdrawal charge, if any, is deducted.
 2. EXCHANGE: I elect to have the proceeds from such tender invested into shares of the same class, in the case of Class A Shares, Class B Shares or Class C Shares of the Fund, or into Class A Shares, in the case of Class IB or Class IC Shares of the Fund, in each case of Van Kampen ____________________________________ Fund (Shareholder Acct. No.
 ____________________________________, if applicable).
 OPTION A: ____ (ALL) I hereby exchange ALL of my Shares of the Fund.
 OPTION B: ____ (SHARES) I hereby exchange ____________ Shares of the Fund. OPTION C: ____ (DOLLARS) I hereby exchange that number of Shares of the Fund necessary to have $____________ invested into shares of the above designated fund.
 PLEASE NOTE:
 1. A TENDER REQUEST THAT DOES NOT SPECIFY CASH OR EXCHANGE OR THAT DOES NOT SPECIFY ALL, A NUMBER OF SHARES OR AN AMOUNT OF DOLLARS WILL BE REJECTED.
 2. Alterations to this form (i.e. the repurchase request deadline or share class, etc.) are prohibited and the request will be rejected.
 3. Additional legal documentation may be required.
 4. For shareholders electing the "Exchange" option, in order to use certain shareholder services (including certain purchase, redemption and exchange privileges) on the share account, a signature guarantee form will be required for such account; shareholders may access materials to establish these privileges by calling the Client Relations Department at (800) 847-2424 or accessing applicable forms at http://www.vankampen.com by selecting the Literature section and then Forms.
 5. If the account indicated by the account number in Box No. 1 is a Van Kampen retirement plan custodial account (sponsored by Van Kampen Funds Inc.) of which State Street Bank and Trust Company serves as custodian, a Van Kampen distribution form MUST be submitted with this Letter of Transmittal.
 6. If the social security number or other tax identification number is not certified OR the account is being transferred to a new social security number or other tax identification number, a Form W-9 MUST be completed and signed by the account owner. (Estate accounts must be signed by the legal representative of the estate and bear the estate's tax identification number and not the social security number of the deceased. Completion of the Form W-9 certifies the tax identification number. Certification will prevent backup withholding pursuant to the Internal Revenue Code and applicable Treasury regulations.) See Instruction 8. Non-U.S. shareholders should provide an appropriate Form W-8 to avoid withholding pursuant to the Internal Revenue Code and applicable Treasury Regulations. See Instruction 9.

               PLEASE BE SURE TO COMPLETE BOTH SIDES OF THIS FORM

    ------------------------------------------------------------------------------------------------------
              BOX NO. 2: SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS (SEE INSTRUCTIONS 2, 3 AND 4)
    ------------------------------------------------------------------------------------------------------
    To be completed ONLY if any checks are to be sent or wired to someone other than the undersigned and/or any checks or certificates for Shares not tendered or not purchased are to be sent to the undersigned at an address other than that shown above in Box No. 1. A SIGNATURE GUARANTEE IS REQUIRED
    IF THIS PORTION IS COMPLETED.
    ------------------------------------------------------------------------------------------------------
               CHECK/CERTIFICATE INFORMATION                            BANK WIRE INFORMATION
    ------------------------------------------------------------------------------------------------------

    PAYEE:                                                 Wire Proceeds To:  [ ] Checking    [ ] Savings
    If you would like the check and/or certificates                  (Minimum $5,000 to be wired)
    PAYABLE to someone other than who the account is
    registered, please provide the following:              Bank ------------------------------------------
                                                                               (NAME)
    Name(s) ---------------------------------------
                    (PLEASE PRINT)                         Address ---------------------------------------
    Address ---------------------------------------        ABA Routing No. -------------------------------
            --------------------------------------------   Account No. -----------------------------------
                  (INCLUDE ZIP CODE)                              (SHAREHOLDER'S BANK ACCOUNT NO.)
    MAILING:                                               Bank Account Registration ---------------------
    If you would like the check and/or certificates                            (NAME)
    MAILED to an address other than the account
    registration, please provide the following:            Please attach a voided check or deposit slip if
                                                                              possible.
    Name(s) ---------------------------------------
                    (PLEASE PRINT)
    Address ---------------------------------------
    --------------------------------------------
                  (INCLUDE ZIP CODE)
    ------------------------------------------------------------------------------------------------------

                BOX NO. 3: SIGNATURES (SEE INSTRUCTIONS 2, 3 AND 4)
--------------------------------------------------------------------------------

  A. By signing this Letter of Transmittal, you represent that you have read the letter printed on the other side of this page and the Instructions enclosed herewith, which Instructions form part of the terms and conditions of the Offer.

  B. This Letter of Transmittal must be signed by the registered owner(s) of the Shares tendered hereby or by person(s) authorized to become registered owner(s) by documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, officer of a corporation or another acting in a fiduciary or representative capacity, please set forth the name and full title of such authorized signor and include the required additional legal documentation regarding the authority of the signor. See Instruction 4.

      NOTE: ANY QUESTIONS REGARDING ADDITIONAL LEGAL DOCUMENTATION WHICH MAY BE REQUIRED SHOULD BE DIRECTED TO OUR CLIENT RELATIONS DEPARTMENT AT
      (800) 341-2911.

  C. YOUR SIGNATURE MUST BE GUARANTEED and you MUST complete the signature guarantee in this Box No. 3 if (i) the value of the Shares tendered herewith pursuant to the OFFER IS GREATER THAN $100,000, (ii) this LETTER OF TRANSMITTAL IS SIGNED BY SOMEONE OTHER THAN THE REGISTERED HOLDER OF THE SHARES TENDERED HEREWITH, or (iii) you REQUEST PAYMENT FOR THE SHARES TENDERED HEREWITH TO BE SENT TO A PERSON OTHER THAN THE REGISTERED OWNER of such Shares for the benefit of such owner(s) and/or TO AN ADDRESS OTHER THAN THE REGISTERED ADDRESS OF THE REGISTERED OWNER of the Shares. For information with respect to what constitutes an acceptable guarantee, please see Instruction 4(f).

  D. See Instruction 8 and Form W-9 enclosed herewith regarding backup withholding.



.................................................................................
                 (SIGNATURE(S) OF OWNER(S) EXACTLY AS REGISTERED)

     Dated ....................................................., 20........



     DAYTIME TELEPHONE NUMBER(   )
     ................................................

                        SIGNATURE GUARANTEE (IF APPLICABLE):

.................................................................................
                                      Bank Name

.................................................................................
                           Print Name of Authorized Signer

     Telephone Number (   ) ..................................
                                    (Affix signature guarantee stamp above if
                                                                  required)
--------------------------------------------------------------------------------
IF YOUR SHARES ARE HELD IN YOUR OWN NAME, SEND TO: VAN KAMPEN INVESTOR SERVICES
                                INC., Depositary

  DELIVERY TO AN ADDRESS OTHER THAN THAT SHOWN BELOW DOES NOT CONSTITUTE VALID
                                   DELIVERY.

                      By Regular Mail:                                         By Certified, Registered,
             Van Kampen Investor Services Inc.                                 Overnight Mail or Courier:
                        P.O. Box 947                                       Van Kampen Investor Services Inc.
                 Jersey City, NJ 07303-0947                                   Harborside Financial Center
                      Attn: Van Kampen                                            Plaza Two, 2nd Floor
                  Senior Loan Fund Tender                                      Jersey City, NJ 07311-3977
                                                                                    Attn: Van Kampen
                                                                                Senior Loan Fund Tender

                FOR ADDITIONAL INFORMATION CALL: (800) 847-2424.
 IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISOR, PLEASE CONTACT YOUR
                          FINANCIAL ADVISOR DIRECTLY.

                                                               62 SLT004(b)-3/05
                                                                      SLTND-4/05

 -------------------------------------------------------------------------------
(tear along dotted line)

                                  INSTRUCTIONS
             FORMING PART OF THE TERMS AND CONDITIONS OF THE OFFER

     1. DELIVERY OF LETTER OF TRANSMITTAL AND CERTIFICATES. This Letter of Transmittal is to be used only if the Shares to be tendered are registered in the shareholder's name and the necessary documents will be transmitted to the Depositary by the shareholder or his broker, dealer or other selling group member. Do not use this form if a broker, dealer or other selling group member is the registered owner of the Shares and is effecting the transaction for the shareholder. A PROPERLY COMPLETED AND DULY EXECUTED LETTER OF TRANSMITTAL OR MANUALLY SIGNED FACSIMILE OF IT, ANY CERTIFICATES REPRESENTING SHARES TENDERED AND ANY OTHER DOCUMENTS REQUIRED BY THE LETTER OF TRANSMITTAL SHOULD BE MAILED OR DELIVERED TO THE DEPOSITARY AT THE ADDRESS SET FORTH IN THE LETTER OF TRANSMITTAL AND MUST BE RECEIVED BY THE DEPOSITARY ON OR PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4 P.M., EASTERN TIME, BUT MAY CLOSE EARLIER ON CERTAIN DAYS) ON THE REPURCHASE REQUEST DEADLINE (APRIL 15, 2005, UNLESS EXTENDED).

     THE METHOD OF DELIVERY OF ALL DOCUMENTS, INCLUDING CERTIFICATES FOR SHARES, IS AT THE ELECTION AND RISK OF THE TENDERING SHAREHOLDER. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED.

     THE FUND WILL NOT ACCEPT ANY ALTERNATIVE, CONDITIONAL OR CONTINGENT TENDERS. ALL TENDERING SHAREHOLDERS, BY EXECUTION OF THE LETTER OF TRANSMITTAL (OR A MANUALLY SIGNED FACSIMILE OF IT), WAIVE ANY RIGHT TO RECEIVE ANY NOTICE OF THE ACCEPTANCE OF THEIR TENDER.

     2. COMPLETING THE LETTER OF TRANSMITTAL. If you intend to tender any Shares pursuant to the Offer, please complete the Letter of Transmittal as follows:

          (a) Read the Letter of Transmittal in its entirety. By signing the Letter of Transmittal in Box No. 3, you agree to its terms.

          (b) Complete Box No. 1 by providing your Social Security Number/Tax Identification Number, a Confirm Number, if applicable, and selecting either "Cash" or "Exchange" and selecting and completing Option A, Option B or Option C.

          (c) Complete Box No. 2 if certificates for Shares not tendered or not purchased and/or any check issued in the name of a person other than the signer of the Letter of Transmittal are to be sent or wired to someone other than such signer or to the signer at an address other than that shown in Box No. 1.

          (d) Complete Box No. 3 in accordance with Instruction 4 set forth below.

     3. PARTIAL TENDERS, UNPURCHASED SHARES AND EXCHANGES. If fewer than all of the Shares evidenced by any certificate submitted are to be tendered and if any tendered Shares are purchased, new Shares evidenced by your old certificate(s) will be issued and sent to the registered owner, unless otherwise specified in Box No. 2 of the Letter of Transmittal, as soon as practicable after the Repurchase Request Deadline of the Offer.

     Tendering shareholders who elect to have the Depositary invest the cash proceeds from the tender of Shares of the Fund in shares of the same class, in the case of Class A Shares, Class B Shares of Class C Shares of the Fund, or in Class A Shares, in the case of Class IB Shares and Class IC Shares of the Fund, of certain investment companies advised by Van Kampen Asset Management and distributed by Van Kampen Funds Inc. should select "Exchange" and select and complete Option A, B or C. The early withdrawal charge will be waived for Shares tendered for reinvestment pursuant to this election; however, such shares immediately become subject to a contingent deferred sales charge schedule equivalent to the early withdrawal charge schedule of the Fund.

     4. SIGNATURES ON LETTER OF TRANSMITTAL, AUTHORIZATIONS AND ENDORSEMENTS.

          (a) If this Letter of Transmittal is signed by the registered owner(s) of the Shares tendered hereby, the signature(s) must correspond exactly with the name(s) in which the Shares are registered.

          (b) If the Shares are held of record by two or more joint owners, each such owner must sign this Letter of Transmittal.

          (c) If any tendered Shares are registered in different names, it will be necessary to complete, sign and submit as many separate Letters of Transmittal (or manually signed facsimiles of it) as there are different registrations of Shares.

          (d) When this Letter of Transmittal is signed by the registered owner(s) of the Shares listed and transmitted hereby, no endorsements of any certificate(s) representing such Shares or separate authorizations are required. If, however, payment is to be made to a person other than the registered owner(s), any unpurchased Shares are to be registered in the name of any person other than the registered owner(s) or any unpurchased Shares are to be issued to a person other than the registered owner(s), then the Letter of Transmittal and, if applicable, the certificate(s) transmitted hereby, must be endorsed or accompanied by appropriate authorizations, in either case signed exactly as such name(s) appear on the registration of the Shares and on the face of the certificate(s) and such endorsements or authorizations must be guaranteed by an institution described in Box No. 3.

          (e) If this Letter of Transmittal or any certificates or authorizations are signed by trustees, executors, administrators, guardians, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority so to act. Please contact the Client Relations Department for assistance at (800) 847-2424.

          (f) Your signature MUST be guaranteed and you MUST complete the signature guarantee in Box No. 3 if (i) the value of the Shares tendered herewith pursuant to the Offer is greater than $100,000, (ii) this Letter of Transmittal is signed by someone other than the registered holder of the Shares tendered herewith or (iii) you request payment for the Shares tendered herewith to be sent to a payee other than the registered owner of such Shares and/or to an address other than the registered address of the registered owner of the Shares. An acceptable guarantee is one made by a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. The guarantee must state the words "Signature Guaranteed" along with the name of the guarantor institution. Shareholders should verify with the institution that it is an eligible guarantor prior to signing. A signature guarantee may not be obtained from a notary public.

     5. TRANSFER TAXES. The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares purchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to any person other than the registered owner(s), (b) (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person other than the registered owner(s) or (c) tendered certificates are registered in the name(s) of any person other than the person(s) signing this Letter of Transmittal, then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the Purchase Price by the Depositary unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

     6. IRREGULARITIES. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, whose determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund's counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in tender of any particular Shares or any particular shareholder, and the Fund's interpretations of the terms and conditions of the Offer (including these Instructions) will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tendered Shares will not be accepted for payment unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Van Kampen Funds Inc., the Depositary or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

     7. QUESTIONS AND REQUESTS FOR ASSISTANCE AND ADDITIONAL COPIES. Questions and requests for assistance may be directed to, and additional copies of the Offer and this Letter of Transmittal may be obtained from, Van Kampen Funds Inc., 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181-5555, or by telephoning (800) 847-2424.

     8. BACKUP WITHHOLDING; FORM W-9. Each tendering shareholder who is a United States person (including a resident alien individual) and who has not already submitted a completed and signed Form W-9 to the Fund is required to provide the Depositary with a correct taxpayer identification number ("TIN") on Form W-9 which is enclosed herewith. Failure to furnish a properly completed Form W-9 to the Depositary may subject the tendering shareholder to backup federal income tax withholding on the payments made to the shareholder or other payee with respect to Shares purchased pursuant to the Offer.

     9. WITHHOLDING ON NON-U.S. SHAREHOLDERS. The Depositary will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder unless the non-U.S. shareholder has provided to the Depositary an appropriate Form W-8 on which it claims eligibility for a reduced rate of withholding or establishes an exemption from withholding. For this purpose, a non-U.S. shareholder is any shareholder that is not (i) a citizen or resident of the United States, (ii) a corporation or partnership created or organized in or under the laws of the United States or any state thereof, (iii) an estate the income of which is subject to United States federal income taxation regardless of its source or (iv) a trust whose administration is subject to the primary jurisdiction of a United States court and which has one or more United States fiduciaries who have authority to control all substantial decisions of the trust. The Depositary will determine a shareholder's status as a non-U.S. shareholder and eligibility for a reduced rate of, or an exemption from, withholding by reference to certificates or statements provided by the non-U.S. shareholder concerning eligibility for a reduced rate of, or exemption from, withholding unless facts and circumstances indicate that reliance is not warranted. A non-U.S. shareholder who has not previously submitted the appropriate certificates or statements with respect to a reduced rate of, or an exemption from, withholding for which such shareholder may be eligible should consider doing so in order to avoid overwithholding. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to establish that no tax or a reduced amount of tax was due.

     IMPORTANT: THE LETTER OF TRANSMITTAL OR A MANUALLY SIGNED FACSIMILE OF IT (TOGETHER WITH ANY CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS) MUST BE RECEIVED BY THE DEPOSITARY ON OR BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4 P.M., EASTERN TIME, BUT MAY CLOSE EARLIER ON CERTAIN DAYS) ON THE REPURCHASE REQUEST DEADLINE.

                                                                  62 SLT005-3/05

                          VAN KAMPEN ANNOUNCES CHANGES
                         TO VAN KAMPEN SENIOR LOAN FUND
                                  TENDER OFFER

                                                                  March 24, 2005

     Recently, Van Kampen Investments announced enhancements to the Van Kampen Senior Loan Fund. As part of these product enhancements, effective February 18, 2005, please note that the tender offer period and process have now changed.

     The Fund will make regular offers to repurchase its shares in order to provide liquidity to shareholders. The repurchase offer is an opportunity for shareholders to sell shares on a periodic basis. Previously, the tender offer had to be approved by the Board of Trustees, and there were no assurances that the Fund would offer a quarterly tender. Pursuant to the recent modifications, the Fund now offers a regular quarterly repurchase period. In addition, the Fund is currently seeking exemptive relief to conduct monthly repurchase offers. There is no assurance, however, that such exemptive relief will be granted.

     Please note the following changes to this process:

          - The dates for this quarter's Van Kampen Senior Loan Fund repurchase offer period are March 24 through the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on April 15, 2005 for Class A, B, C, IB and IC shares. The Fund is offering to repurchase a portion of its outstanding shares at a price equal to the respective net asset value per class of common shares of the Fund on the repurchase pricing date, as more fully described in the enclosed Repurchase Offer Terms.

          - Prior to each repurchase offer period, the Fund will send notification to all Van Kampen Senior Loan Fund shareholders, including those accountholders whose shares are held in networked accounts or omnibus positions. Starting on March 24, and for all subsequent repurchase offer periods, shareholders will be mailed the following documents no less than 21 days prior to the repurchase request deadline:

        - A letter outlining the repurchase procedure

        - Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice

        - Repurchase Offer Terms

        - Letter Of Transmittal

     SHAREHOLDERS WHO ARE NOT INTERESTED IN SELLING OR EXCHANGING SHARES CAN DISREGARD THE PACKET.

          - You may continue to place trades through your back office; please follow your internal procedures.

          - Van Kampen sponsored retirement plan shareholders with State Street Bank and Trust Company as custodian who wish to sell their shares must complete and submit the appropriate Van Kampen retirement account distribution form in addition to the enclosed Letter of Transmittal. To obtain a distribution form, you may download forms at www.vankampen.com.

     For information on recent enhancements to the Van Kampen Senior Loan Fund, read the Fund prospectus or Van Kampen InFocus.

     If you have any questions, please call your Van Kampen representative:

*    National Broker/Dealer Division                                    (800) 826-5267
*    Financial Institutions Division                                    (800) 852-2656
*    Financial Advisors Division                                        (800) 421-7571
*    Insurance Division                                                 (800) 778-3237
*    Regional Broker/Dealer Division                                    (800) 607-9281
*    Fee Based Division                                                 (800) 607-8862
*    National Account Manager                                           (800) 225-2222
*    Client Relations or Account Servicing                              (800) 421-5666
*    Main Office Operations:
     VKIS Brokerage Operations Support Services                         (800) 421-3863

VAN KAMPEN SENIOR LOAN FUND
FUND FACTS

                                                             SYMBOL     CUSIP
                                                             ------   ---------
A Shares...................................................  VSLAX    920914306
B Shares...................................................  VSLBX    920914405
C Shares...................................................  VSLCX    920914504
IB Shares*.................................................  XPRTX    920914108
IC Shares*.................................................  XSLCX    920914207

---------------

* Closed to all new investments other than dividend or capital gain reinvestment.

              THIS LETTER IS FOR FINANCIAL PROFESSIONAL USE ONLY.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005
Van Kampen Funds Inc.
All rights reserved.
Member NASD/SIPC.                                  (VAN KAMPEN INVESTMENTS LOGO)
                                                                  62 SLT009-3/05